8. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Note payable related party	$ 52,400	$ 52,400	$ 87,600
Multiple Shareholders
Interest expense related parties	8,500	2,600
Accrued interest payable	232,504	232,504	206,920	$ 172,808
Note payable related party	426,404	426,404	426,404	426,404
Randall Steele
Interest expense related parties	750	2,250	3,000	3,000
Accrued interest payable	19,000	19,000	1,600	2,283
Note payable related party	50,000	50,000	50,000	$ 50,000
NaturalShrimp Holdings
Interest expense related parties	3,700	11,000
Accrued interest payable	$ 32,504	$ 32,504	$ 21,462